Guarantees, Pledged Assets and Collateral Textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Guarantees (Textuals) [Abstract]
Maximum exposure to loss	$ 59,884,000,000		$ 61,600,000,000
Collateral	346,000,000		443,000,000
Securities Loaned	337,000,000		436,000,000
Percentage share of losses owed on loans and MHFS sold with recourse	Primarily all of these programs and arrangements require that we share in the loans’ credit exposure for their remaining life by providing recourse to the GSE, up to 33.33% of actual losses incurred on a pro-rata basis.
Securities owned and pledged as collateral related to repurchase agreements not available to be repledged, Fair Value	10,000,000,000		9,100,000,000
Net amounts in consolidated balance sheet	35,818,000,000		43,286,000,000
Non-cash collateral received, fair value	43,300,000,000		46,600,000,000
Collateral received with the right to sell or repledge	43,300,000,000		46,600,000,000
Collateral sold or repledged	23,800,000,000		29,700,000,000
Non-cash collateral pledged, fair value	39,000,000,000		36,400,000,000
Total assets	1,527,015,000,000	[1]	1,422,968,000,000	[1]
Fed Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments [Member]
Guarantees (Textuals) [Abstract]
Net amounts in consolidated balance sheet	25,700,000,000		33,800,000,000
Loans [Member]
Guarantees (Textuals) [Abstract]
Net amounts in consolidated balance sheet	10,100,000,000		9,500,000,000
Direct pay letters of credit (DPLCs) [Member]
Guarantees (Textuals) [Abstract]
Maximum exposure to loss	16,800,000,000		18,500,000,000
Third party clearing indemnifications [Member]
Guarantees (Textuals) [Abstract]
Maximum exposure to loss	2,900,000,000		2,100,000,000
Third-party clearing customer obligations	769,000,000		579,000,000
Collateral provided to third-party clearing agents	3,700,000,000		3,100,000,000
Securities lending and other indemnifications [Member]
Guarantees (Textuals) [Abstract]
Maximum exposure to loss	3,220,000,000		2,541,000,000
Guarantor Obligations, Term	These arrangements are for an indefinite period of time whereby we indemnify our clients against default by the borrower in returning these lent securities. This indemnity is supported by collateral received from the borrowers and is generally in the form of cash or highly liquid securities that are marked to market daily.
Loans and MHFS sold with recourse [Member]
Guarantees (Textuals) [Abstract]
Loans repurchased	33,000,000		26,000,000
Trading assets and other [Member]
Guarantees (Textuals) [Abstract]
Securities owned and pledged as collateral available to be repledged, Fair Value	29,000,000,000		27,400,000,000
Investment securities [Member]
Guarantees (Textuals) [Abstract]
Securities owned and pledged as collateral related to repurchase agreements not available to be repledged, Fair Value	8,700,000,000		8,400,000,000
VIEs that we consolidate [Member]
Guarantees (Textuals) [Abstract]
Total assets	8,122,000,000		14,625,000,000
Secured Borrowing transactions excluded [Member]
Guarantees (Textuals) [Abstract]
Total assets	$ 15,307,000,000		$ 22,345,000,000

[1]	Our consolidated assets at December 31, 2013 and December 31, 2012, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $165 million and $260 million; Trading assets, $162 million and $114 million; Investment Securities, $1.4 billion and $2.8 billion; Mortgages held for sale, $38 million and $469 million; Net loans, $6.0 billion and $10.6 billion; Other assets, $347 million and $457 million, and Total assets, $8.1 billion and $14.6 billion, respectively.